Regulatory Matters	12 Months Ended
Dec. 31, 2013
Banking and Thrift [Abstract]
Regulatory Matters

NOTE 23. REGULATORY MATTERS

We are subject to various regulatory capital requirements administered by the federal banking agencies. Failure to meet the minimum capital requirements can initiate certain mandatory and possibly additional discretionary actions by regulators that, if undertaken, could have a direct material effect on our financial statements. Under capital guidelines and the regulatory framework for prompt corrective action, we must meet specific capital guidelines that involve quantitative measures of our assets, liabilities and certain off-balance sheet items as calculated under regulatory accounting practices. Our capital amounts and classification are also subject to qualitative judgments by the regulators about risk weightings and other factors.

The most recent notifications from the Federal Reserve and the FDIC categorized S&T and S&T Bank as well capitalized under the regulatory framework for corrective action. There have been no conditions or events that we believe have changed S&T or S&T Bank’s status during 2013 and 2012.

Tier 1 capital consists principally of shareholders’ equity, including preferred stock; excluding items recorded in accumulated other comprehensive income (loss), less goodwill and other intangibles. For regulatory purposes, trust preferred securities totaling $20.0 million, issued by an unconsolidated trust subsidiary of S&T underlying such junior subordinated debt, are included in Tier 1 capital for S&T. Total capital consists of Tier 1 capital plus junior subordinated debt and the ALL subject to limitation. We currently have $25.0 million in junior subordinated debt which is included in Tier 2 capital for S&T in accordance with current regulatory reporting requirements.

Quantitative measures established by regulation to ensure capital adequacy require us to maintain minimum amounts and ratios of Total and Tier 1 capital to risk-weighted assets and Tier 1 capital to average assets. As of December 31, 2013 and 2012, we met all capital adequacy requirements to which we are subject.

The following table summarizes risk-based capital amounts and ratios for S&T and S&T Bank.

	Actual		Minimum Regulatory Capital Requirements		To be Well Capitalized Under Prompt Corrective Action Provisions
(dollars in thousands)	Amount	Ratio	Amount	Ratio	Amount	Ratio
As of December 31, 2013
Total Capital (to Risk-Weighted Assets)
S&T	$494,986	14.36%	$275,684	8.00%	$344,606	10.00%
S&T Bank	457,540	13.35%	274,257	8.00%	342,821	10.00%
Tier 1 Capital (to Risk-Weighted Assets)
S&T	426,234	12.37%	137,842	4.00%	206,763	6.00%
S&T Bank	389,584	11.36%	137,128	4.00%	205,693	6.00%
Leverage Ratio(1)
S&T	426,234	9.75%	174,824	4.00%	218,530	5.00%
S&T Bank	389,584	8.95%	174,081	4.00%	217,601	5.00%
As of December 31, 2012
Total Capital (to Risk-Weighted Assets)
S&T	$504,041	15.39%	$262,029	8.00%	$327,536	10.00%
S&T Bank	452,906	14.35%	252,489	8.00%	315,611	10.00%
Tier 1 Capital (to Risk-Weighted Assets)
S&T	392,506	11.98%	131,015	4.00%	196,522	6.00%
S&T Bank	343,331	10.88%	126,244	4.00%	189,366	6.00%
Leverage Ratio(1)
S&T	392,506	9.31%	168,563	4.00%	210,704	5.00%
S&T Bank	343,331	8.45%	162,611	4.00%	203,264	5.00%

(1)	Minimum requirement is 3.00 percent for the most highly rated financial institutions.